Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies

NOTE 11

COMMITMENTS AND CONTINGENCIES

Operating Lease Commitments

The company leases certain facilities and equipment under operating leases expiring at various dates. The leases generally provide for the company to pay taxes, maintenance, insurance and certain other operating costs of the leased property. Most of the operating leases contain renewal options. Operating lease rent expense was $52 million in 2015, $42 million in 2014 and $40 million in 2013.

The following table summarizes future minimum operating lease payments:

years ending December 31 (in millions)	2016	2017	2018	2019	2020	Thereafter
Future minimum operating lease payments	$58	$52	$46	$35	$30	$161

Limited Partnership Commitments

The company has unfunded commitments of $79 million as a limited partner in various equity investments as of December 31, 2015.

Indemnifications

During the normal course of business, the company enters into indemnities, commitments and guarantees pursuant to which the company may be required to make payments related to specific transactions. In addition, the company indemnifies its directors and officers for certain losses and expenses upon the occurrence of certain prescribed events. The majority of these indemnities, commitments and guarantees do not provide for any limitation on the maximum potential for future payments that the company could be obligated to make. To help address some of these risks, the company maintains various insurance coverages. Based on experience and evaluation of the agreements, the company does not believe that any significant payments related to its indemnities will occur, and therefore the company has not recorded any associated liabilities, other than for certain tax-related indemnifications described in Note 14.

Other Contingencies

The company has other contingencies associated with its collaborative arrangements, as further discussed in Note 5, and legal contingencies, as further discussed in Note 16.